UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2022

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Union Street Partners Value Fund

ANNUAL REPORT

For the Year Ended September 30, 2022

Union Street Partners Value Fund

Important Disclosure Statement

The Union Street Partners Value Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Union Street Partners, LLC (the “Advisor”) is the investment advisor of the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

Union Street Partners Value Fund

ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders

October 21, 2022

Dear Shareholders,

The cycles of our capitalistic system are marked by periods of euphoria and fear. Speculative investments can be richly rewarded during cycle peaks and permanently damaged during economic downturns. We feel periods of fear and uncertainty are necessary elements of our economic system and create the most interesting investment opportunities. As we continue to navigate uncertain economic times, take comfort in knowing that your money is invested in a collection of businesses that we believe are strong and priced attractively.

We are generally cautious when assessing the current investment environment. Rising interest rates coupled with a slowing economy and sticky inflation have created a challenging environment for investors in both common stocks and bonds this year. Our primary concern in the current environment is for investors whose knee-jerk reaction has been to “buy the dip” in speculative businesses with no earnings or cash flow. These businesses were exorbitantly priced based on impossible expectations of future growth during the post-COVID euphoria. We fear investors who continue to speculate in these types of investments will suffer irreparable long-term losses.

Despite our relatively muted short-term expectations, we believe that trying to time market tops and bottoms is nearly impossible. In our experience, the key to compounding returns over the long term is to own strong companies that are trading at a decent price. Owning reasonably priced, conservatively financed businesses should help investors not only weather the current downturn but also thrive once it passes. We believe a commonsense approach to investing doesn’t go out of style.

ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Performance

Trailing returns for the Union Street Partners Value Fund (“Fund”) and Russell 1000® Value Index1 can be found in the table below.

		Annualized
Name	1-Year	3-Year	5-Year	Since Inception (4/27/2016)
Union Street Partners Value Fund - Advisor Class	-12.69%	7.33%	6.59%	7.95%
Russell 1000® Value Index Return(1)	-11.36%	4.36%	5.29%	7.11%

As of 9/30/2022

Source: Morningstar, Telemet

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher that the performance data quoted. For the most recent month-end performance, please call 800-673-0550.

Total expense ratios: Advisor 1.63% (Net expense ratios after fee waiver and reimbursement: Advisor 1.25%). The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Trust and the Adviser may terminate this expense limitation agreement prior to January 31, 2024, only by mutual written consent. If waivers had not been made, returns would have been lower.

The top three contributors to the Fund’s FY 2022 performance are below:

Top Contributors by Holdings

Company	Weight	Return	Contribution
Dollar Tree, Inc.	6.30%	42.19%	1.89%
Exxon Mobil Corp.	3.55%	54.79%	1.45%
Chevron Corp.	3.57%	46.85%	1.24%

(1)The Russell 1000® Value Index: Measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. It is not possible to invest directly in an index.

ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Dollar Tree continues to be a resilient business that generally performs well during uncertain times. Concerns surrounding pricing were calmed when the company successfully transitioned its Dollar Tree banner to a multi-price-point strategy and raised prices on many items from $1 to $1.25. Consumers feeling the pinch of high inflation have flocked to deep discount retailers like Dollar Tree to stretch their budgets.

Our thesis for Exxon and Chevron is still in the early innings as oil supply growth is muted, valuations are relatively inexpensive, and the sector remains under-owned by many institutional investors.

The bottom three contributors to the Fund’s FY 2022 performance are below:

Bottom Contributors by Holdings

Company	Weight	Return	Contribution
Bausch Health Companies Inc.	1.99%	-74.44%	-3.17%
JPMorgan Chase & Co.	6.06%	-34.25%	-2.47%
Target Corp.	4.13%	-33.82%	-1.58%

Bausch Health suffered from what we believe was an improbable patent ruling against one of its key drugs. Bausch was sold and is no longer a part of the portfolio.

JPMorgan and other bank stock performances have been weak in the face of a slowdown in economic growth. We are firm believers that any economic weakness over the course of the coming year will ultimately prove to be an opportunity for JPMorgan to further solidify itself as the country’s preeminent financial institution.

Target suffered from inventory missteps as consumers shifted their buying preferences through the year. Target swiftly made the decision to clear excess inventory, which diluted short-term margins but should ultimately prove to be the right decision going forward. We believe Target is one of the country’s best managed retailers and feel confident that the company’s current inexpensive valuation represents opportunity for long-term investors.

ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Opportunity in Europe

We own three companies headquartered in Europe that are distinctly global businesses. LVMH Moët Hennessy (LVMH), Diageo, and Bayer on average derive more than 75% of revenues from outside Europe. European economic challenges, including a weak currency, war in Ukraine, and energy shortfalls, are serious and have had real economic impacts on many European-focused businesses. However, we believe the uniquely strong economic characteristics of the businesses we own should enable them to navigate the challenging environment and continue to generate strong cash flows and earnings growth over the long term.

Thank you

As always, we want to thank you for trusting us with your hard-earned money. If you have any questions, please do not hesitate to contact us.

Stay patient and don’t bet against the USA!

Sincerely,

Bernard F. McGinn, CFA, and McCoy Penninger, CFA

McGinn Investment Management, Inc.
800-231-3663

There can be no guarantee that any strategy will be successful. All investing involved risk, including the potential loss of principal. There are risks associated with investing in the Fund that may adversely affect the Fund’s performance. The principal risks associated with an investment in the Fund include market risk, non-diversification risk, risk of investing in undervalued securities, REITs, Master Limited Partnerships (“MLPs”), investment companies and ETFs. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and may affect the value of the fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of an individual security in the Fund’s portfolio. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. REITs may be subject to, among other factors, certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. MLPs are generally considered interest-rate-sensitive

ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

investments. During periods of interest rate volatility, these investments may not provide attractive returns. To the extent the Fund invests in other investment companies, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which it invests. Investment in ETFs carry specific risk and market risk. If the area of the market representing the underlying index or benchmark does not perform as expected, the value of the investment in the ETF may decline.

Top 10 Equity Holdings as of 9/30/2022

Company	% Portfolio
Microsoft	8.7%
Apple	7.7%
Dollar Tree	6.4%
JP Morgan	4.9%
Exxon	4.1%
CVS	4.0%
Chevron	3.8%
PG&E	3.7%
Burke & Herbert	3.6%
Schlumberger	3.4%
% of Fund in Top 10	50.3%

Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a current prospectus. Please read it carefully for more information about these and other risks associated with investing in the Fund.

Union Street Partners Value Fund is distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

Union Street Partners Value Fund

	Total Return	Average Annual Return
	One Year Ended 9/30/22	Five Years Ended 9/30/22	Ten Years Ended 9/30/22	Since Inception 4/27/16 to 9/30/22
Union Street Partners Value Fund - Class A - with 5.75% load	-18.03%	5.02%	8.45%	N/A
Union Street Partners Value Fund - Class A - without load	-13.03%	6.28%	9.10%	N/A
Union Street Partners Value Fund - Class C (does not include maximum deferred sales charges (load) of 1.00%)	-13.53%	5.52%	8.32%	N/A
Union Street Partners Value Fund - Advisor Class	-12.69%	6.58%	N/A	7.94%
Russell 1000® Value Index	-11.36%	5.28%	9.17%	7.21%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

Union Street Partners Value Fund

Portfolio Compositionas of September 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Banks	17.91%
Computers	17.73%
Retail	14.42%
Medical	11.72%
Oil	11.32%
Industrial	4.21%
Utilities	3.66%
Beverages	2.75%
Communication Services	2.36%
Real Estate	1.74%
Money Market Fund	12.09%
99.91%

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Schedule of InvestmentsSeptember 30, 2022

		Shares	Fair Value
87.82%	COMMON STOCKS

17.91%	BANKS
	Bank of America Corp.	52,350	$1,580,970
	Burke & Herbert Bank & Trust Co.	848	1,908,000
	The Goldman Sachs Group, Inc.	5,300	1,553,165
	JPMorgan Chase & Co.	25,000	2,612,500
	Wells Fargo & Co.	43,500	1,749,570
			9,404,205

2.75%	BEVERAGES
	Diageo PLC ADR (Sponsored)	8,500	1,443,385

2.36%	COMMUNICATION SERVICES
	AT&T, Inc.	68,500	1,050,790
	Warner Brothers Discovery*	16,571	190,567
			1,241,357

17.73%	COMPUTERS
	Apple, Inc.	29,250	4,042,350
	Intel Corp.	26,900	693,213
	Microsoft Corp.	19,620	4,569,498
			9,305,061

4.21%	INDUSTRIAL
	The Boeing Co.*	8,950	1,083,666
	FedEx Corp.	7,600	1,128,372
			2,212,038

11.72%	MEDICAL
	Bayer AG ADR (Sponsored)	142,000	1,641,520
	CVS Health Corp.	22,000	2,098,140
	Johnson & Johnson	7,680	1,254,605
	Merck & Co., Inc.	13,420	1,155,730
			6,149,995

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Schedule of Investments - continuedSeptember 30, 2022

		Shares	Fair Value
11.32%	OIL
	Chevron Corp.	14,000	$2,011,380
	Exxon Mobil Corp.	24,700	2,156,557
	Schlumberger Ltd.	49,500	1,777,050
			5,944,987

1.74%	REAL ESTATE
	Simon Property Group, Inc.	10,200	915,450

14.42%	RETAIL
	Dollar Tree, Inc.*	24,650	3,354,865
	The Home Depot	5,750	1,586,655
	LVMH Moet Hennessy Louis Vuitton SE	7,700	904,750
	Target Corp.	11,600	1,721,324
			7,567,594

3.66%	UTILITIES
	PG&E Corporation*	153,500	1,918,750

87.82%	TOTAL COMMON STOCKS
	(Cost: $27,731,595)		46,102,822

12.09%	MONEY MARKET FUNDS
	Fidelity® Investments Money Market Government Portfolio
	Institutional Class 2.74%**	6,345,100	6,345,100
	(Cost: $6,345,100)

99.91%	TOTAL INVESTMENTS
	(Cost: $34,076,696)		52,447,922
0.09%	Other assets, net of liabilities		46,354
100.00%	NET ASSETS		$52,494,276

*Non-income producing

**Effective 7 day yield as of September 30, 2022

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Statement of Assets and LiabilitiesSeptember 30, 2022

ASSETS
Investments at fair value (cost of $34,076,696) (Note 1)	$52,447,922
Foreign currency at value (cost of $285)	247
Receivable for capital stock sold	5
Dividends and interest receivable	55,438
Prepaid expenses	20,001
TOTAL ASSETS	52,523,613

LIABILITIES
Accrued investment advisory fees	15,061
Accrued administration, accounting and transfer agent fees	8,050
Other accrued expenses	6,226
TOTAL LIABILITIES	29,337
NET ASSETS	$52,494,276

Net Assets Consist of:
Paid-in-capital applicable to 2,419,329 no par value shares of beneficial interest outstanding, unlimited shares authorized	$35,495,823

Distributable earnings	16,998,453
Net Assets	$52,494,276

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class A	$2,171,445
Class C	5,610,935
Advisor Class	44,711,896
Total	$52,494,276
Shares Outstanding
Class A	100,727
Class C	272,654
Advisor Class	2,045,948
Total	2,419,329
Net Asset Value and Offering Price Per Share
Class A(1)	$21.56
Class C	$20.58
Advisor Class	$21.85
Maximum Offering Price Per Share(2) and Redemption Price(3)
Class A(2)	$22.88
Class C(3)	$20.37

(1)Includes a maximum contingent deferred sales charge (“CDSC”) or redemption fee of 1% on the proceeds of certain redemptions made less than one year from purchase if those shares were purchased without paying a front-end sales charge.

(2)Maximum Offering Price per Share including Sales Charge of 5.75%

(3)Redemption Price per Share including CDSC of 1% on the proceeds redeemed less than one year from purchase.

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Statement of OperationsFor the Year Ended September 30, 2022

INVESTMENT INCOME
Dividends (net of $7,778 foreign tax withheld)	$1,054,716
Interest	24,952
Total investment income	1,079,668

EXPENSES
Investment advisory fees (Note 2)	582,809
12b-1 fees (Note 2)
Class A	6,569
Class C	67,113
Recordkeeping and administrative services (Note 2)	57,734
Accounting fees (Note 2)	39,223
Custody fees	4,656
Transfer agent fees (Note 2)	23,305
Legal fees	23,621
Audit fees	23,000
Filing and registration fees	55,000
Trustee fees	9,940
Compliance fees	7,600
Shareholder reports	30,083
Shareholder servicing (Note 2)
Class A	878
Class C	2,683
Advisor Class	49,367
Insurance	5,270
Other	15,331
Total expenses	1,004,182
Fee waivers (Note 2)	(201,989)
Net expenses	802,193
Net investment income (loss)	277,475

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(891,995)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(7,252,920)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency translations	(38)
Total net increase (decrease) in unrealized appreciation (depreciation)	(7,252,958)
Net realized and unrealized gain (loss) on investments	(8,144,953)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(7,867,478)

Union Street Partners Value Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	Year ended September 30, 2022		Year ended September 30, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$277,475		$30,177
Net realized gain (loss) on investments	(891,995)		1,476,974
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(7,252,958)		10,317,718
Increase (decrease) in net assets from operations	(7,867,478)		11,824,869

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Advisor Class	(30,096)		—
Increase (decrease) in net assets from distributions	(30,096)		—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	314,915		189,959
Class C	560,745		596,865
Advisor Class	8,937,962		8,834,399
Shares issued in connection with reorganization(1)
Advisor Class	—		9,475,815
Distributions reinvested
Advisor Class	29,856		—
Shares redeemed
Class A	(575,575)		(1,566,970)
Class C	(892,970	)(A)	(4,805,659	)(A)
Advisor Class	(1,786,523)		(1,430,546)
Increase (decrease) in net assets from capital stock transactions	6,588,410		11,293,863

NET ASSETS
Increase (decrease) during year	(1,309,164)		23,118,732
Beginning of year	53,803,440		30,684,708
End of year	$52,494,276		$53,803,440

(A)Includes redemption fees and/or CDSC fees of:	$—		$822
(1)See Note 8 of Notes to Financial Statements.

ANNUAL REPORT

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See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights

See Notes to Financial Statements

ANNUAL REPORT

	Class A
	Years ended September 30,
	2022	2021		2020	2019	2018
Net asset value, beginning of year	$24.79	$18.21		$17.93	$19.18	$16.72

Investment activities
Net investment income (loss)(1)	0.09	0.02		0.12	0.17	0.14
Net realized and unrealized gain (loss) on investments	(3.32)	6.56		0.50	(1.08)	2.49
Total from investment activities	(3.23)	6.58		0.62	(0.91)	2.63
Distributions
Net investment income	—	—		(0.27)	(0.19)	(0.02)
Net realized gain	—	—		(0.06)	(0.15)	(0.15)
Return of capital	—	—		(0.01)	—	—
Total distributions	—	—		(0.34)	(0.34)	(0.17)
Net asset value, end of year	$21.56	$24.79		$18.21	$17.93	$19.18

Total Return	(13.03%)	36.13%		3.37%	(4.41%)	15.86%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.79%	2.00	%(2)	1.90%	1.86%	1.83%
Expenses, net of fee waivers and reimbursements	1.50%	1.69	%(3)	1.60%	1.60%	1.60%
Net investment income (loss)	0.35%	0.09%		0.66%	0.99%	0.75%
Portfolio turnover rate	18.43%	18.00%		16.75%	13.56%	25.54%
Net assets, end of year (000’s)	$2,171	$2,750		$3,073	$3,604	$4,906

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.85% for the year ended September 30, 2021.

(3)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.53% for the year ended September 30, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

ANNUAL REPORT

	Class C
	Years ended September 30,
	2022	2021		2020	2019	2018
Net asset value, beginning of year	$23.80	$17.61		$17.36	$18.48	$16.21

Investment activities
Net investment income (loss)(1)	(0.10)	(0.14)		(0.02)	0.04	— (2)
Net realized and unrealized gain (loss) on investments	(3.12)	6.33		0.48	(1.01)	2.42
Total from investment activities	(3.22)	6.19		0.46	(0.97)	2.42
Distributions
Net investment income	—	—		(0.14)	— (2)	— (2)
Net realized gain	—	—		(0.06)	(0.15)	(0.15)
Return of capital	—	—		(0.01)	—	—
Total distributions	—	—		(0.21)	(0.15)	(0.15)
Redemption fees	—	—	(2)	— (2)	— (2)	—
Net asset value, end of year	$20.58	$23.80		$17.61	$17.36	$18.48

Total Return	(13.53%)	35.15%		2.60%	(5.12%)	15.02%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.54%	2.75	%(3)	2.67%	2.63%	2.57%
Expenses, net of fee waivers and reimbursements	2.25%	2.44	%(4)	2.35%	2.35%	2.35%
Net investment income (loss)	(0.40%)	(0.66%)		(0.10%)	0.24%	0.00%
Portfolio turnover rate	18.43%	18.00%		16.75%	13.56%	25.54%
Net assets, end of year (000’s)	$5,611	$6,804		$8,382	$9,174	$12,988

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than $0.005 per share.

(3)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.60% for the year ended September 30, 2021.

(4)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.29% for the year ended September 30, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

ANNUAL REPORT

	Advisor Class
	Years ended September 30,
	2022	2021		2020	2019	2018
Net asset value, beginning of year	$25.04	$18.35		$18.03	$19.18	$16.70

Investment activities
Net investment income (loss)(1)	0.15	0.06		0.16	0.21	0.18
Net realized and unrealized gain (loss) on investments	(3.32)	6.63		0.52	(1.06)	2.50
Total from investment activities	(3.17)	6.69		0.68	(0.85)	2.68
Distributions
Net investment income	(0.02)	—		(0.29)	(0.15)	(0.05)
Net realized gain	—	—		(0.06)	(0.15)	(0.15)
Return of capital	—	—		(0.01)	—	—
Total distributions	(0.02)	—		(0.36)	(0.30)	(0.20)
Net asset value, end of year	$21.85	$25.04		$18.35	$18.03	$19.18

Total Return	(12.69%)	36.46%		3.73%	(4.19%)	16.16%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.61%	1.82	%(2)	1.70%	1.68%	1.63%
Expenses, net of fee waivers and reimbursements	1.25%	1.46	%(3)	1.35%	1.35%	1.35%
Net investment income (loss)	0.60%	0.24%		0.89%	1.22%	0.99%
Portfolio turnover rate	18.43%	18.00%		16.75%	13.56%	25.54%
Net assets, end of year (000’s)	$44,712	$44,249		$19,229	$17,523	$13,742

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.63% for the year ended September 30, 2021.

(3)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.27% for the year ended September 30, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Year

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial StatementsSeptember 30, 2022

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund currently offers Class A, Class C, and Advisor Class shares. Class A shares of the Fund commenced operations on December 29, 2010, Class C shares of the Fund commenced operations on April 14, 2011 and the Advisor Class shares of the Fund commenced operations on April 27, 2016.

The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

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Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,194,822	$1,908,000	$—	$46,102,822
Money Market Funds	6,345,100	—	—	6,345,100
	$50,539,922	$1,908,000	$—	$52,447,922

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

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Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

There were no transfers into or out of any levels during the year ended September 30, 2022. The Fund held no Level 3 securities at any time during the year ended September 30, 2022.

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock. As of September 30, 2022, the Fund did not invest in any warrants or stock purchase rights.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of

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Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Fund based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value (“NAV”). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the year ended September 30, 2022, no foreign capital gains tax was accrued or paid by the Fund.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

Reclassification of Capital Accounts

GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2022, permanent book and tax differences, primarily attributable to tax treatment of a target fund’s capital loss carryforward acquired as a result of a merger during the year ended September 30, 2021, resulted in an increase in paid-in capital and a decrease in distributable earnings of $43,822.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 1% on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”) between Union Street Partners, LLC (the “Advisor”) and the Fund and also the Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between the Advisor

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Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

and McGinn Investment Management, Inc. (“McGinn”), the Advisor provides investment advisory services for an annual fee of 1.00% of average daily net assets. The Advisor analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. The Advisor evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day-to-day decision making with respect to the Fund’s investment program. McGinn, with the Advisor’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by the Advisor from the investment advisory fees it receives and not by the Fund. McGinn and the Advisor are affiliated investment advisors. Mr. Bernard F. McGinn, one of the Fund’s portfolio managers, is a majority shareholder of McGinn and McGinn owns 50% of the Advisor.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.25% of the average daily net assets of the Fund. The Advisor may not terminate this expense limitation agreement prior to January 31, 2024. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the year ended September 30, 2022, the Advisor earned $582,809 and waived $201,989 in advisory fees. The total amount of recoverable reimbursements as of September 30, 2022 was $460,808 which expires as follows:

Recoverable Waivers and Reimbursements and Expiration Dates
2023	2024	2025	Total
$102,346	$156,473	$201,989	$460,808

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act whereby the Class A and Class C shares may finance activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Fund’s principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C share expenses. With respect to Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended September 30, 2022, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$6,569
Class A	Shareholder Services	878
Class C	12b-1	67,113
Class C	Shareholder Services	2,683
Advisor Class	Shareholder Services	49,367

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the year ended September 30, 2022, CFS received the following fees paid by the Fund to CFS:

Administration	Transfer Agent	Accounting
$52,185	$20,529	$35,083

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2022 were as follows:

Purchases	Sales
$12,267,434	$9,936,973

NOTE 4 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

The tax character of distributions paid during the year ended September 30, 2022 and the year ended September 30, 2021 was as follows:

	Year ended September 30, 2022	Year ended September 30, 2021
Distributions paid from:
Ordinary income	$30,096	$—

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$276,507
Accumulated net realized gain (loss)	(1,649,280)
Net unrealized appreciation (depreciation) on investments	18,371,226
$16,998,453

As of September 30, 2022, the Fund had a capital loss carryforward of $1,649,280 of which $1,490,394 is considered short term and $158,886 is considered long term. These losses may be carried forward indefinitely.

As of September 30, 2022, cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$34,076,696	$20,273,756	$(1,902,530)	$18,371,226

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Year ended September 30, 2022
	Class A	Class C	Advisor Class
Shares sold	11,742	22,331	346,957
Shares reinvested	—	—	1,109
Shares redeemed	(21,946)	(35,539)	(69,501)
Net increase (decrease)	(10,204)	(13,208)	278,565

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

Year ended September 30, 2021
	Class A	Class C	Advisor Class
Shares sold	7,742	27,040	373,137
Shares reinvested	—	—	—
Shares issued in connection with reorganization	—	—	408,562
Shares redeemed	(65,553)	(217,056)	(62,491)
Net increase (decrease)	(57,811)	(190,016)	719,208

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2022, the Fund had 17.91% and 17.73% of the value of its net assets invested in securities within the Banks and Computers sectors, respectively.

NOTE 7 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as health crisis risks such as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause

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Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

NOTE 8 – FUND REORGANIZATION

As of close of business on March 5, 2021 pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of Mission Auour Risk Managed Global Equity Fund were transferred to the Union Street Partners Value Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization was a tax-free Reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Target Fund, including $1,856,184 in unrealized appreciation. Information with respect to the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund: Mission Auour Risk Managed Global Equity Fund	Class A	Class Institutional
Net Assets	$9,313,085	$162,730
Shares Outstanding	320,204	5,566
Net Asset Value	$29.09	$29.24
Exchange rate for shares issued	1.25	1.26

Acquiring Fund Union Street Partners Value Fund	Class A	Class C	Advisor Class
Net Assets immediately prior to Reorganization	$3,613,134	$8,768,680	$26,494,822
Shares outstanding immediately prior to Reorganization	157,082	395,430	1,142,359
Net Asset Value prior to Reorganization	$23.00	$22.18	$23.19
Net Assets immediately after to Reorganization	$3,613,134	$8,768,680	$35,970,638
Shares outstanding immediately after Reorganization	157,082	395,430	1,550,921
Net Asset Value immediately after Reorganization	$23.00	$22.18	$23.19
Fund Shares Issued in exchange for acquired fund	—	—	408,562

ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedSeptember 30, 2022

Assuming the Reorganization had been completed on October 1, 2020, the beginning of the annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the year ended September 30, 2021, are as follows:

Union Street Partners Value Fund
Net investment income	$4,369
Net realized loss on investments	1,559,959
Change in net unrealized appreciation/depreciation on investments	11,210,459
Total decrease in net assets resulting from operations	12,774,788

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

Union Street Partners Value Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders Union Street Partners Value Fund
and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Union Street Partners Value Fund (the “Fund”), a series of World Funds Trust, as of September 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2010.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2022

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the ETF Opportunities Trust for the thirteen series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national non-profit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008-2021.	20	Independent Trustee for the ETF Opportunities Trust for the thirteen series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the fourteen series of that trust; and ETF Opportunities Trust for the thirteen series of that Trust (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), 2013 to present.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (59) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (54) Assistant Secretary	Indefinite, Since September, 2022

Counsel, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 1 year of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2022, and held for the six months ended September 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (4/1/22)	Ending Account Value (9/30/22)	Annualized Expense Ratio	Expenses Paid During Period Ended* (9/30/22)
Class A Actual	$1,000.00	$900.62	1.50%	$7.15
Class A Hypothetical**	$1,000.00	$1,017.55	1.50%	$7.59
Class C Actual	$1,000.00	$899.03	2.25%	$10.71
Class C Hypothetical**	$1,000.00	$1,013.79	2.25%	$11.36
Advisor Class Actual	$1,000.00	$900.94	1.25%	$5.96
Advisor Class Hypothetical**	$1,000.00	$1,018.80	1.25%	$6.33

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

Union Street Partners Value Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Union Street Partners, LLC
1421 Prince Street, Suite 200

Alexandria, Virginia 22314

Investment Sub-Advisor:

McGinn Investment Management, Inc.

277 South Washington Street, Suite 340

Alexandria, Virginia 22314

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 01410

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Custodian:

UMB Bank, N.A.

928 Grand Blvd., 5th Floor

Kansas City, Missouri 64106

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,500 for 2022 and $17,500 for 2021.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2022 and $3,000 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant..

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2022

* Print the name and title of each signing officer under his or her signature.